Annual Total Returns - Fidelity Freedom Index Income Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index Income Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	3.80%
Annual Return 2017	6.73%
Annual Return 2018	(0.80%)
Annual Return 2019	10.68%
Annual Return 2020	8.59%